PROPERTY, PLANT AND EQUIPMENT - Valuation Technique (Details) - Property, plant and equipment - Recurring fair value measurement - Discounted cash flow model	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Terminal Value Multiple	20	23
Investment Horizon	10 years	10 years
Interest rate, measurement input
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	0.07	0.07